Kemper Aggressive Growth Fund                                 Kemper International Fund
Kemper Asian Growth Fund                                      Kemper International Research Fund
Kemper Blue Chip Fund                                         Kemper Latin America Fund
Kemper California Tax-Free Income Fund                        Kemper Municipal Bond Fund
Kemper Cash Reserves Fund                                     Kemper New Europe Fund, Inc.
Kemper Classic Growth Fund                                    Kemper New York Tax-Free Income Fund
Kemper Contrarian Fund                                        Kemper Ohio Tax-Free Income Fund
Kemper Emerging Markets Growth Fund                           Kemper S&P 500 Index Fund
Kemper Florida Tax-Free Income Fund                           Kemper Short-Term U.S. Government Fund
Kemper Global Blue Chip Fund                                  Kemper Small Cap Value Fund
Kemper Global Income Fund                                     Kemper Small Capitalization Equity Fund
Kemper Global Discovery Fund                                  Kemper Strategic Income Fund
Kemper Growth Fund                                            Kemper Target 2011 Fund
Kemper High Yield Fund                                        Kemper Technology Fund
Kemper High Yield Fund II                                     Kemper Total Return Fund
Kemper High Yield Opportunity Fund                            Kemper U.S. Government Securities Fund
Kemper Horizon 20+ Portfolio                                  Kemper U.S. Growth and Income Fund
Kemper Horizon 10+ Portfolio                                  Kemper U.S. Mortgage Fund
Kemper Horizon 5 Portfolio                                    Kemper Value Plus Growth Fund
Kemper Income and Capital Preservation Fund                   Kemper Value Fund
Kemper Intermediate Municipal Bond Fund                       Kemper-Dreman Financial Services Fund
                                                              Kemper-Dreman High Return Equity Fund


                 Supplement to each Fund's currently effective
                      Statement of Additional Information


The following text supplements the section entitled "Purchase of Shares" or "Purchase, Repurchase and Redemption of Shares" in each Fund's Statement of Additional Information:

From October 1, 2000 through December 31, 2000 ("Special Offering Period"), for the above-listed Funds, Kemper Distributors, Inc. ("KDI"), the principal underwriter, intends to reallow to PaineWebber the full applicable sales charge with respect to Class A shares purchased for accounts during the Special Offering Period (not including Class A shares acquired at net asset value).


November 8, 2000